Other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets

In millions	As at December 31,	2025	2024
Prepaid expenses		$208	$113
Income taxes receivable		—	143
Derivative instruments (Note 22)		—	38
Other		49	40
Total other current assets		$257	$334